Schedule of Reportable Segment (Details) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Sep. 24, 2024	Dec. 31, 2025	Dec. 31, 2024
Segment Reporting [Abstract]
Gross profit (loss)	$ (1,607)		$ 2,342
Professional fees	116,652	243,057	147,694
Payroll expense	578,100	334,644	2,008,394
Selling, general and administrative expenses	26,462	76,872	931,279
Interest (income) expense, net	(10,030)	67	19,166
Depreciation and amortization	150,000		300,000
Impairment loss on Intellectual property			2,550,000
Loss on investment			500,000
Gain on debt settlement			(175,000)
Other income			(1,000)
Segment net loss	(862,791)	(654,640)	(6,278,191)
Reconciliation of profit or loss
Adjustments and reconciling items
Net loss	$ (862,791)	$ (654,640)	$ (6,278,191)	$ (1,517,431)